UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

    Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

    Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: September 30,

Date of reporting period: March 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MARCH 31, 2008

Legg Mason Partners

Small Cap Value Fund

Managed by	CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended March 31, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its advance estimate for first quarter 2008 GDP growth was also a tepid 0.6%. While it was once debated whether or not the U.S. would fall into a recession, it is now generally assumed that a recession is likely, and that it may have already begun. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first three months of 2008 — the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates on five more occasions through the end of March 2008. Over this time, the federal funds rate fell to 2.25%. The Fed then reduced rates again on April 30, 2008, after the reporting period ended, to 2.00%. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing brokerage firms to borrow directly from its discount window. The Fed also increased the maximum

Legg Mason Partners Small Cap Value Fund	I

Letter from the chairman continued

term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market generated poor results during the six-month reporting period. After rising in October 2007, stock prices then plunged during the last five months of the reporting period. This was due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and increasing fears of a recession. The market’s woes were particularly evident in the first quarter of 2008, as the S&P 500 Indexiv returned -9.44% — its worst quarterly performance in nearly six years. All told, the S&P 500 Index returned -12.46% over the six-month reporting period and, since its record high in October 2007, has fallen 15%.

Looking at U.S. stock prices more closely, the market’s weakness was broad in scope. Large-cap stocks outperformed their mid- and small-cap counterparts on a relative basis, as the Russell 1000v, Russell Midcapvi and Russell 2000vii Indexes returned -12.41%, -13.17% and -14.02%, respectively, during the six-month reporting period. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning -11.18% and -13.96%, respectively.

Performance review

For the six months ended March 31, 2008, Class A shares of Legg Mason Partners Small Cap Value Fund, excluding sales charges, returned -14.56%. The Fund’s unmanaged benchmark, the Russell 2000 Value Indexx, returned -13.33% for the same period. The Lipper Small Cap Value Funds Category Average1 returned -13.31% over the same time frame.

[1]

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 317 funds in the Fund’s Lipper category, and excluding sales charges.

II	Legg Mason Partners Small Cap Value Fund

PERFORMANCE SNAPSHOT as of March 31, 2008 (excluding sales charges) (unaudited)
6 MONTHS
Small Cap Value Fund — Class A Shares	-14.56%
Russell 2000 Value Index	-13.33%
Lipper Small Cap Value Funds Category Average[1]	-13.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned -14.84%, Class C shares returned -14.89% and Class I shares returned -14.37% over the six months ended March 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated January 29, 2008, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.18%, 1.92%, 2.01% and 0.78%, respectively.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

[1]

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 317 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Small Cap Value Fund	III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 30, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, stocks of small-cap companies may involve a higher degree of risk and volatility than stocks of large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

IV	Legg Mason Partners Small Cap Value Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — March 31, 2008

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2007 and held for the six months ended March 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(14.56)%	$1,000.00	$854.40	1.22%	$5.66
Class B	(14.84)	1,000.00	851.60	1.97	9.12
Class C	(14.89)	1,000.00	851.10	2.05	9.49
Class I	(14.37)	1,000.00	856.30	0.80	3.71

[1]	For the six months ended March 31, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,018.90	1.22%	$6.16
Class B	5.00	1,000.00	1,015.15	1.97	9.92
Class C	5.00	1,000.00	1,014.75	2.05	10.33
Class I	5.00	1,000.00	1,021.00	0.80	4.04

[1]	For the six months ended March 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 366.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2008

LEGG MASON PARTNERS SMALL CAP VALUE FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 98.8%
CONSUMER DISCRETIONARY — 14.2%
	Auto Components — 3.3%
232,700	Cooper Tire & Rubber Co.	$3,483,519
134,247	Sauer-Danfoss Inc.	2,972,229
166,510	Superior Industries International Inc.	3,455,082
47,500	WABCO Holdings Inc.	2,166,950
	Total Auto Components	12,077,780
	Diversified Consumer Services — 0.9%
96,598	Steiner Leisure Ltd.*	3,187,734
	Hotels, Restaurants & Leisure — 1.3%
334,030	O’Charleys Inc.	3,848,026
106,800	Ruby Tuesday Inc.	801,000
	Total Hotels, Restaurants & Leisure	4,649,026
	Household Durables — 3.6%
367,813	Furniture Brands International Inc.	4,303,412
77,253	Snap-on Inc.	3,928,315
130,700	Tupperware Brands Corp.	5,055,476
	Total Household Durables	13,287,203
	Leisure Equipment & Products — 0.3%
84,960	Callaway Golf Co.	1,247,213
	Multiline Retail — 0.6%
128,484	Dillard’s Inc., Class A Shares	2,211,210
	Specialty Retail — 3.4%
76,610	AnnTaylor Stores Corp.*	1,852,430
81,566	Buckle Inc.	3,648,447
205,914	Cato Corp., Class A Shares	3,076,355
136,700	Lithia Motors Inc., Class A Shares	1,388,872
354,720	West Marine Inc.*	2,472,398
	Total Specialty Retail	12,438,502
	Textiles, Apparel & Luxury Goods — 0.8%
202,577	Timberland Co., Class A Shares*	2,781,382
	TOTAL CONSUMER DISCRETIONARY	51,880,050
CONSUMER STAPLES — 4.6%
	Food & Staples Retailing — 1.8%
194,800	Casey’s General Stores Inc.	4,402,480
56,950	Weis Markets Inc.	1,963,067
	Total Food & Staples Retailing	6,365,547
	Food Products — 2.3%
642,995	Del Monte Foods Co.	6,127,742

See Notes to Financial Statements.

4	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS SMALL CAP VALUE FUND
SHARES	SECURITY	VALUE

	Food Products — 2.3% continued
93,500	Smithfield Foods Inc.*	$2,408,560
	Total Food Products	8,536,302
	Household Products — 0.5%
420,320	Central Garden and Pet Co., Class A Shares*	1,866,221
	TOTAL CONSUMER STAPLES	16,768,070
ENERGY — 5.7%
	Energy Equipment & Services — 2.9%
338,800	ION Geophysical Corp.*	4,675,440
78,390	National-Oilwell Varco Inc.*	4,576,408
56,673	Superior Well Services Inc.*	1,239,439
	Total Energy Equipment & Services	10,491,287
	Oil, Gas & Consumable Fuels — 2.8%
167,152	Denbury Resources Inc.*	4,772,189
87,922	XTO Energy Inc.	5,438,855
	Total Oil, Gas & Consumable Fuels	10,211,044
	TOTAL ENERGY	20,702,331
FINANCIALS — 21.3%
	Commercial Banks — 8.5%
313,575	Cascade Financial Corp.	3,825,615
178,378	Central Pacific Financial Corp.	3,362,425
130,091	City Bank	2,897,127
40,600	City National Corp.	2,008,076
79,828	Cullen/Frost Bankers Inc.	4,234,077
446,226	First Security Group Inc.	4,051,732
57,109	IBERIABANK Corp.	2,527,073
48,330	PAB Bankshares Inc.	664,538
31,100	Tompkins Trustco Inc.	1,530,120
278,400	UCBH Holdings Inc.	2,160,384
256,395	Umpqua Holdings Corp.	3,976,686
	Total Commercial Banks	31,237,853
	Diversified Financial Services — 0.7%
118,896	Financial Federal Corp.	2,593,122
	Insurance — 5.0%
140,590	Allied World Assurance Holdings Ltd.	5,581,423
200,861	CNA Surety Corp.*	3,089,242
100,030	EMC Insurance Group Inc.	2,689,807
423,700	Meadowbrook Insurance Group Inc.	3,309,097
53,305	Midland Co.	3,461,094
	Total Insurance	18,130,663

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

March 31, 2008

LEGG MASON PARTNERS SMALL CAP VALUE FUND

SHARES	SECURITY	VALUE
	Real Estate Investment Trusts (REITs) — 6.9%
82,943	American Land Lease Inc.	$1,706,967
283,300	Annaly Capital Management Inc.	4,340,156
194,300	BioMed Realty Trust Inc.	4,641,827
137,367	Cousins Properties Inc.	3,394,338
57,496	Duke Realty Corp.	1,311,484
113,424	LaSalle Hotel Properties	3,258,671
51,042	Liberty Property Trust	1,587,917
97,200	Mid-America Apartment Communities Inc.	4,844,448
	Total Real Estate Investment Trusts (REITs)	25,085,808
	Thrifts & Mortgage Finance — 0.2%
123,560	PMI Group Inc.	719,119
	TOTAL FINANCIALS	77,766,565
HEALTH CARE — 7.1%
	Biotechnology — 1.5%
74,892	iShares Nasdaq Biotechnology Index Fund	5,677,562
	Health Care Equipment & Supplies — 0.7%
208,563	National Dentex Corp.*	2,688,377
	Health Care Providers & Services — 3.0%
216,621	Cross Country Healthcare Inc.*	2,679,602
132,270	LifePoint Hospitals Inc.*	3,633,457
22,300	Pediatrix Medical Group Inc.*	1,503,020
202,720	RehabCare Group Inc.*	3,040,800
	Total Health Care Providers & Services	10,856,879
	Life Sciences Tools & Services — 0.4%
159,800	Enzo Biochem Inc.*	1,452,582
	Pharmaceuticals — 1.5%
331,819	Bentley Pharmaceuticals Inc.*	5,392,059
	TOTAL HEALTH CARE	26,067,459
INDUSTRIALS — 24.0%
	Aerospace & Defense — 3.6%
63,516	DRS Technologies Inc.	3,701,713
127,348	HEICO Corp., Class A Shares	4,995,862
181,109	Limco-Piedmont Inc.*	1,229,730
132,294	Orbital Sciences Corp.*	3,188,285
	Total Aerospace & Defense	13,115,590
	Air Freight & Logistics — 0.7%
161,120	Pacer International Inc.	2,647,201
	Airlines — 0.6%
325,500	AirTran Holdings Inc.*	2,148,300

See Notes to Financial Statements.

6	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS SMALL CAP VALUE FUND
SHARES	SECURITY	VALUE

	Building Products — 2.2%
276,892	Gibraltar Industries Inc.	$3,247,943
236,076	Patrick Industries Inc.*	1,696,206
115,300	Simpson Manufacturing Co. Inc.	3,133,854
	Total Building Products	8,078,003
	Commercial Services & Supplies — 3.1%
197,596	TrueBlue Inc.*	2,655,690
58,291	United Stationers Inc.*	2,780,481
103,845	Watson Wyatt Worldwide Inc., Class A Shares	5,893,204
	Total Commercial Services & Supplies	11,329,375
	Construction & Engineering — 1.6%
120,492	EMCOR Group Inc.*	2,676,127
82,080	Perini Corp.*	2,973,759
	Total Construction & Engineering	5,649,886
	Electrical Equipment — 1.8%
52,500	Hubbell Inc., Class B Shares	2,293,725
115,500	Regal-Beloit Corp.	4,230,765
	Total Electrical Equipment	6,524,490
	Machinery — 8.9%
146,266	Albany International Corp., Class A Shares	5,286,053
142,231	IDEX Corp.	4,365,069
114,289	Kaydon Corp.	5,018,430
140,176	Kennametal Inc.	4,125,380
71,840	Mueller Industries Inc.	2,072,584
164,980	RBC Bearings Inc.*	6,125,708
150,238	Wabtec Corp.	5,657,963
	Total Machinery	32,651,187
	Marine — 1.5%
98,810	Kirby Corp.*	5,632,170
	TOTAL INDUSTRIALS	87,776,202
INFORMATION TECHNOLOGY — 18.0%
	Communications Equipment — 4.1%
43,481	Bel Fuse Inc., Class B Shares	1,211,381
102,032	Black Box Corp.	3,147,687
187,330	Digi International Inc.*	2,161,788
53,200	Dycom Industries Inc.*	638,932
323,600	Foundry Networks Inc.*	3,747,288
209,100	Plantronics Inc.	4,037,721
	Total Communications Equipment	14,944,797
	Computers & Peripherals — 0.4%
68,947	Rimage Corp.*	1,509,939

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

March 31, 2008

LEGG MASON PARTNERS SMALL CAP VALUE FUND
SHARES	SECURITY	VALUE

	IT Services — 2.0%
218,961	MedQuist Inc.*	$2,069,181
352,937	Perot Systems Corp., Class A Shares*	5,308,173
	Total IT Services	7,377,354
	Semiconductors & Semiconductor Equipment — 6.6%
647,140	Entegris Inc.*	4,652,937
485,540	Exar Corp.*	3,995,994
343,700	Fairchild Semiconductor International Inc.*	4,096,904
725,600	Kulicke & Soffa Industries Inc.*	3,468,368
203,400	OmniVision Technologies Inc.*	3,421,188
223,600	Verigy Ltd.*	4,212,624
	Total Semiconductors & Semiconductor Equipment	23,848,015
	Software — 4.9%
283,553	EPIQ Systems Inc.*	4,400,743
758,030	Lawson Software Inc.*	5,707,966
150,482	McAfee Inc.*	4,979,449
106,900	Sybase Inc.*	2,811,470
	Total Software	17,899,628
	TOTAL INFORMATION TECHNOLOGY	65,579,733
MATERIALS — 2.1%
	Construction Materials — 0.2%
8,182	Vulcan Materials Co.	543,285
	Containers & Packaging — 1.4%
135,162	AptarGroup Inc.	5,261,857
	Metals & Mining — 0.5%
14,440	Carpenter Technology Corp.	808,207
15,920	Haynes International Inc.*	873,689
	Total Metals & Mining	1,681,896
	TOTAL MATERIALS	7,487,038
UTILITIES — 1.8%
	Electric Utilities — 0.3%
32,197	MGE Energy Inc.	1,096,630
	Gas Utilities — 1.5%
82,704	New Jersey Resources Corp.	2,567,959
68,584	Northwest Natural Gas Co.	2,979,289
	Total Gas Utilities	5,547,248
	TOTAL UTILITIES	6,643,878
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $334,513,317)	360,671,326

See Notes to Financial Statements.

8	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS SMALL CAP VALUE FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 0.8%
	Repurchase Agreement — 0.8%
$3,003,000	Interest in 100,000,000 joint tri-party repurchase agreement dated 3/31/08 with Merrill Lynch, Pierce, Fenner & Smith Inc., 1.900% due 4/1/08; Proceeds at maturity — $3,003,158; (Fully collateralized by various U.S. government agency obligations, 4.500% - 5.600% due 4/2/14 to 5/15/37; Market value — $3,063,217) (Cost — $3,003,000)	$3,003,000
	TOTAL INVESTMENTS — 99.6% (Cost — $337,516,317#)	363,674,326
	Other Assets in Excess of Liabilities — 0.4%	1,326,274
	TOTAL NET ASSETS — 100.0%	$365,000,600

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2008

ASSETS:
Investments, at value (Cost — $337,516,317)	$363,674,326
Cash	917
Receivable for securities sold	2,535,570
Dividends and interest receivable	589,083
Receivable for Fund shares sold	140,220
Prepaid expenses	45,973
Total Assets	366,986,089
LIABILITIES:
Payable for Fund shares repurchased	801,062
Payable for securities purchased	484,517
Investment management fee payable	230,732
Distribution fees payable	179,839
Trustees’ fees payable	8,154
Accrued expenses	281,185
Total Liabilities	1,985,489
TOTAL NET ASSETS	$365,000,600
NET ASSETS:
Par value (Note 7)	$212
Paid-in capital in excess of par value	304,786,496
Accumulated net investment loss	(239,503)
Accumulated net realized gain on investments	34,295,386
Net unrealized appreciation on investments	26,158,009
TOTAL NET ASSETS	$365,000,600
Shares Outstanding:
Class A	10,172,610
Class B	2,990,640
Class C	7,149,812
Class I	933,898
Net Asset Value:
Class A (and redemption price)	$17.67
Class B1	$16.67
Class C1	$16.59
Class I (offering price and redemption price)	$18.02
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$18.75

[1]	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2008

INVESTMENT INCOME:
Dividends	$3,129,241
Interest	97,906
Total Investment Income	3,227,147
EXPENSES:
Investment management fee (Note 2)	1,642,019
Distribution fees (Notes 2 and 5)	1,275,884
Transfer agent fees (Note 5)	339,359
Shareholder reports (Note 5)	83,008
Registration fees	39,750
Trustees’ fees	15,585
Audit and tax	15,073
Legal fees	15,025
Insurance	6,385
Custody fees	3,501
Miscellaneous expenses	4,760
Total Expenses	3,440,349
NET INVESTMENT LOSS	(213,202)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	41,744,825
Change in Net Unrealized Appreciation/Depreciation From Investments	(111,860,335)
Net Loss on Investments	(70,115,510)
DECREASE IN NET ASSETS FROM OPERATIONS	$(70,328,712)

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	11

Statements of changes in net assets

FOR THE SIX MONTHS ENDED MARCH 31, 2008 (unaudited) AND THE YEAR ENDED SEPTEMBER 30, 2007	2008	2007
OPERATIONS:
Net investment loss	$(213,202)	$(2,444,388)
Net realized gain	41,744,825	117,199,825
Change in net unrealized appreciation/depreciation	(111,860,335)	(36,119,044)
Increase (Decrease) in Net Assets From Operations	(70,328,712)	78,636,393
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net realized gains	(74,838,672)	(54,677,104)
Decrease in Net Assets From Distributions to Shareholders	(74,838,672)	(54,677,104)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	28,191,783	136,662,990
Reinvestment of distributions	70,329,725	51,834,341
Cost of shares repurchased	(163,997,605)	(307,543,864)
Decrease in Net Assets From Fund Share Transactions	(65,476,097)	(119,046,533)
DECREASE IN NET ASSETS	(210,643,481)	(95,087,244)
NET ASSETS:
Beginning of period	575,644,081	670,731,325
End of period*	$365,000,600	$575,644,081
*Includes accumulated net investment loss of:	$(239,503)	$(26,301)

See Notes to Financial Statements.

12	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED SEPTEMBER 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$24.66	$23.77	$24.02	$21.19	$18.24	$14.45
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.02	(0.03)	0.07	0.13	0.00 [4]	0.06
Net realized and unrealized gain (loss)	(3.27)	2.88	1.24	3.50	4.01	3.94
Total income (loss) from operations	(3.25)	2.85	1.31	3.63	4.01	4.00
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.12)	—	—
Net realized gains	(3.74)	(1.96)	(1.56)	(0.68)	(1.06)	(0.21)
Total distributions	(3.74)	(1.96)	(1.56)	(0.80)	(1.06)	(0.21)
NET ASSET VALUE, END OF PERIOD	$17.67	$24.66	$23.77	$24.02	$21.19	$18.24
Total return[5]	(14.56)%	12.36%	5.62%	17.37%	22.35%	27.98%
NET ASSETS, END OF PERIOD (000s)	$179,739	$309,292	$262,334	$291,923	$205,357	$101,798
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.22%[6]	1.19%[7]	1.13%	1.18%	1.16%	1.19%
Net expenses	1.22 [6]	1.19 [7,8]	1.12 [8]	1.18	1.14 [8]	1.19
Net investment income (loss)	0.24 [6]	(0.05)	0.30	0.58	0.02	0.36
PORTFOLIO TURNOVER RATE	5%	36%	27%	18%	31%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.18%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED SEPTEMBER 30, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$23.56	$22.96	$23.41	$20.71	$17.99	$14.35
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.05)	(0.19)	(0.10)	(0.03)	(0.15)	(0.06)
Net realized and unrealized gain (loss)	(3.10)	2.75	1.21	3.41	3.93	3.91
Total income (loss) from operations	(3.15)	2.56	1.11	3.38	3.78	3.85
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.74)	(1.96)	(1.56)	(0.68)	(1.06)	(0.21)
Total distributions	(3.74)	(1.96)	(1.56)	(0.68)	(1.06)	(0.21)
NET ASSET VALUE, END OF PERIOD	$16.67	$23.56	$22.96	$23.41	$20.71	$17.99
Total return[4]	(14.84)%	11.48%	4.88%	16.49%	21.35%	27.12%
NET ASSETS, END OF PERIOD (000s)	$49,844	$77,760	$126,577	$151,555	$142,896	$131,657
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.97%[5]	1.93%[6]	1.87%	1.93%	1.93%	1.95%
Net expenses	1.97 [5]	1.93 [6,7]	1.85 [7]	1.93	1.91 [7]	1.95
Net investment loss	(0.49)[5]	(0.71)	(0.43)	(0.13)	(0.77)	(0.41)
PORTFOLIO TURNOVER RATE	5%	36%	27%	18%	31%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.92%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED SEPTEMBER 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$23.48	$22.90	$23.38	$20.70	$17.98	$14.35
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.05)	(0.22)	(0.13)	(0.05)	(0.16)	(0.06)
Net realized and unrealized gain (loss)	(3.10)	2.76	1.21	3.41	3.94	3.90
Total income (loss) from operations	(3.15)	2.54	1.08	3.36	3.78	3.84
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.74)	(1.96)	(1.56)	(0.68)	(1.06)	(0.21)
Total distributions	(3.74)	(1.96)	(1.56)	(0.68)	(1.06)	(0.21)
NET ASSET VALUE, END OF PERIOD	$16.59	$23.48	$22.90	$23.38	$20.70	$17.98
Total return[4]	(14.89)%	11.42%	4.75%	16.40%	21.36%	27.05%
NET ASSETS, END OF PERIOD (000s)	$118,587	$166,400	$176,117	$179,762	$142,272	$111,838
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.05%[5]	2.02%[6]	1.99%	2.01%	1.96%	1.96%
Net expenses	2.05 [5]	2.02 [6,7]	1.97 [7]	2.01	1.94 [7]	1.96
Net investment loss	(0.56)[5]	(0.85)	(0.55)	(0.23)	(0.80)	(0.41)
PORTFOLIO TURNOVER RATE	5%	36%	27%	18%	31%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED SEPTEMBER 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$25.02	$24.01	$24.16	$21.29	$18.27	$14.57
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.07	0.09	0.16	0.19	0.07	0.06
Net realized and unrealized gain (loss)	(3.33)	2.88	1.25	3.55	4.01	3.64
Total income (loss) from operations	(3.26)	2.97	1.41	3.74	4.08	3.70
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.19)	—	—
Net realized gains	(3.74)	(1.96)	(1.56)	(0.68)	(1.06)	—
Total distributions	(3.74)	(1.96)	(1.56)	(0.87)	(1.06)	—
NET ASSET VALUE, END OF PERIOD	$18.02	$25.02	$24.01	$24.16	$21.29	$18.27
Total return[5]	(14.37)%	12.77%	6.02%	17.81%	22.71%	25.39%
NET ASSETS, END OF PERIOD (000s)	$16,831	$22,192	$105,703	$161,667	$60,684	$23,757
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.80%[6]	0.79%[7]	0.77%	0.81%	0.86%	0.80%[6]
Net expenses	0.80 [6]	0.79 [7,8]	0.77 [8]	0.81	0.84 [8]	0.80 [6]
Net investment income	0.70 [6]	0.44	0.64	0.84	0.32	0.75 [6]
PORTFOLIO TURNOVER RATE	5%	36%	27%	18%	31%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period April 14, 2003 (inception date) to September 30, 2003.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.78%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

18	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to ClearBridge the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is performed by LMPFA. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”), PFS Investments, Inc. (“PFS”) and LMIS served as distributors of the Fund.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2008, LMIS and its affiliates received sales charges of approximately $8,000 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	$0	*	$40,000	$2,000

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

3. Investments

During the six months ended March 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$23,361,401
Sales	108,525,746

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$84,822,156
Gross unrealized depreciation	(58,664,147)
Net unrealized appreciation	$26,158,009

4. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended March 31, 2008, the Fund had redemptions-in-kind with total proceeds in the amount of $54,042,333. The net realized gains on these redemptions-in-kind amounted to $16,612,803, which will not be realized for tax purposes.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$272,459	$145,700	$46,835
Class B	307,914	37,500	15,215
Class C	695,511	156,100	20,750
Class I	—	59	208
Total	$1,275,884	$339,359	$83,008

20	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

6. Distributions to shareholders by class

	SIX MONTHS ENDED MARCH 31, 2008	YEAR ENDED SEPTEMBER 30, 2007
Net Realized Gains:
Class A	$35,655,220	$21,402,450
Class B	11,024,478	10,252,056
Class C	24,999,437	14,679,988
Class I1	3,159,537	8,342,610
Total	$74,838,672	$54,677,104

[1]	As of November 20, 2006, Class Y shares were renamed Class I shares.

7. Shares of beneficial interest

At March 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED MARCH 31, 2008		YEAR ENDED SEPTEMBER 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	740,183	$15,063,456	3,530,499	$85,588,809
Shares issued on reinvestment	1,720,238	33,407,012	862,131	20,389,395
Shares repurchased	(4,831,172)	(108,893,417)	(2,883,422)	(70,992,735)
Net increase (decrease)	(2,370,751)	$(60,422,949)	1,509,208	$34,985,469
Class B
Shares sold	40,648	$796,100	141,482	$3,346,323
Shares issued on reinvestment	564,708	10,368,041	420,844	9,565,783
Shares repurchased	(914,832)	(17,712,191)	(2,775,073)	(64,425,902)
Net decrease	(309,476)	$(6,548,050)	(2,212,747)	$(51,513,796)
Class C
Shares sold	539,235	$10,177,164	1,048,434	$24,660,294
Shares issued on reinvestment	1,306,191	23,864,111	616,735	13,975,230
Shares repurchased	(1,783,043)	(33,439,811)	(2,267,895)	(53,346,123)
Net increase (decrease)	62,383	$601,464	(602,726)	$(14,710,599)
Class I1
Shares sold	111,328	$2,155,063	923,053	$23,067,564
Shares issued on reinvestment	136,024	2,690,561	330,432	7,903,933
Shares repurchased	(200,288)	(3,952,186)	(4,768,522)	(118,779,104)
Net increase (decrease)	47,064	$893,438	(3,515,037)	$(87,807,607)

[1]	As of November 20, 2006, Class Y shares were renamed Class I shares.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

8. Regulatory matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be

22	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason

9. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

24	Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report

10. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its December 31, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners Small Cap Value Fund 2008 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which ClearBridge Advisors, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided to the Fund under the Management Agreement and Sub-Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and

26	Legg Mason Partners Small Cap Value Fund

quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional small-cap value funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended June 30, 2007. The Fund performed below the median for each time period. The Board also

Legg Mason Partners Small Cap Value Fund	27

Board approval of management and subadvisory agreements (unaudited) continued

reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management, including the Chief Investment Officer for the Sub-Adviser, the portfolio management strategy of the Fund’s portfolio manager and the reasons for the Fund’s underperformance versus the Performance Universe. The Trustees noted that the portfolio manager is very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Trustees also noted that the Manager was committed to providing the resources necessary to assist the portfolio manager and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s long-term performance and the improvement in the Fund’s recent performance, as well as with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management Fees and Expense Ratios

The Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and the Sub-Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

28	Legg Mason Partners Small Cap Value Fund

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 13 retail front-end load small-cap value funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load small-cap value funds (“Expense Universe”). This information showed that the Fund’s Contractual Management Fee was lower than the median of management fees paid by the other funds in the Expense Group and Expense Universe, and that the Fund’s actual total expense ratio also was lower than the median of the total expense ratios of the funds in the Expense Group and Expense Universe. The Board noted that the Fund’s actual total expense ratio was the lowest of the total expense ratios of the funds in the Expense Group.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that as the Fund’s assets have increased over time, the Fund and its shareholders have realized economies of scale as certain expenses, such as fixed fund fees, became a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Legg Mason Partners Small Cap Value Fund	29

Board approval of management and subadvisory agreements (unaudited) continued

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

30	Legg Mason Partners Small Cap Value Fund

Legg Mason Partners Small Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Partners Small Cap Value Fund

The Fund is a separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments May 2007.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01653 5/08 SR08-566

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Not applicable.

Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	May 30, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	May 30, 2008